Derivative Financial Instruments (Details) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012 USD ($) item	Dec. 31, 2011 USD ($) item	Dec. 31, 2010 USD ($)	Dec. 31, 2011 Matured derivative contracts Foreign exchange swap agreements item	Jun. 30, 2012 Derivatives not designated as hedging instruments Interest rate cap agreements USD ($) item	Dec. 31, 2011 Derivatives not designated as hedging instruments Interest rate cap agreements USD ($) item	Dec. 31, 2010 Derivatives not designated as hedging instruments Interest rate cap agreements USD ($)	Dec. 31, 2011 Derivatives designated as hedging instruments USD ($)	Dec. 31, 2010 Derivatives designated as hedging instruments USD ($)	Dec. 31, 2010 Derivatives designated as hedging instruments Foreign exchange swap agreements USD ($)	Dec. 31, 2010 Derivatives designated as hedging instruments Foreign exchange swap agreements EUR (€)	Jun. 30, 2012 Derivatives designated as hedging instruments Interest rate swap agreements USD ($)	Dec. 31, 2011 Derivatives designated as hedging instruments Interest rate swap agreements USD ($)	Dec. 31, 2010 Derivatives designated as hedging instruments Interest rate swap agreements USD ($)
Notional and fair values of derivatives outstanding
Number of derivative agreements (in contracts)				2	2	2
Number of contracts under default for allowing master netting agreement	1	1
Asset Derivatives, Notional Value					$ 72,017	$ 77,946	$ 89,520				€ 1,000,000
Asset Derivatives, USD Fair Value	78	198	116,394		78	198	1,963		114,431	114,431
Liability Derivatives, Notional Value												408,523	480,912	625,717
Liability Derivatives, USD Fair Value	$ (27,457)	$ (31,756)	$ (56,244)					$ (31,756)	$ (56,244)			$ (27,457)	$ (31,756)	$ (56,244)